Merger and Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2026
Merger and Reverse Recapitalization [Abstract]
Schedule of Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Equity

The following table reconciles the elements of the Merger to the condensed consolidated statements of cash flows and the condensed consolidated statements of stockholders’ equity for the three and six months ended June 30, 2026:

Recapitalization

Cash - TLGY trust and cash, net of redemptions	$1,177,929
Cash - PIPE	17,734,252
Less: transaction and advisory costs paid by Stablecoin	(59,885)
Net cash proceeds from Merger	18,852,296
ENA contributed	249,120,581
Less: Stablecoin accrued transaction and advisory costs	(3,481,156)
Net liabilities assumed from TLGY	(16,129,386)
Total Merger and PIPE financing	$248,362,335

Schedule of Number of Shares of Common Stock Outstanding

The number of shares of common stock outstanding immediately following the consummation of the Merger:

TLGY Class A common stock, outstanding prior to the Merger	5,834,587
Sponsor forfeiture	(4,805,110)
Redemption of TLGY Class A common stock	(393,538)
Class A common stock of TLGY	635,939
PIPE shares	20,775,272
Ethena contribution shares	1,813,164
TLGY Class B common stock, outstanding prior to the Merger	105,000
Merger and PIPE financing shares	23,329,375
Legacy Stablecoin X Assets Shares	700,000
Issuance of common stock to advisors	-
Class A Common Stock immediately after the Merger	24,029,375